Fair Value Measurements - Schedule of Changes in the Fair Value of Contingent Consideration Payable (Details) (10Q) - PhotoMedex, Inc [Member] - USD ($)		3 Months Ended
	Jan. 23, 2017	Mar. 31, 2017
Contingent consideration payable, beginning		$ 4,198,043
Contingent consideration paid	$ 9,198,043	(249,507)
Change in fair value		(20,142)
Contingent consideration payable, ending		$ 3,928,394